Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Oil and natural gas sales and other income	$ 444	$ 450
Royalties	(36)	(30)
Gross Revenue	408	420
Risk management gain (loss)	(26)	24
Total revenue	382	444
Expenses
Operating	158	189
Transportation	36	29
General and administrative	24	31
Restructuring	16	10
Share-based compensation	6	8
Depletion, depreciation, impairment and accretion	411	323
Gain on dispositions	(3)	(74)
Provisions	(6)	(8)
Foreign exchange loss (gain)	8	(5)
Financing	21	23
Other	16	15
Total expenses	687	541
Loss before taxes	(305)	(97)
Deferred tax recovery		13
Net and comprehensive loss	$ (305)	$ (84)
Net loss per share
Basic	$ (0.60)	$ (0.17)
Diluted	$ (0.60)	$ (0.17)
Weighted average shares outstanding (millions)
Basic	506.3	503.9
Diluted	506.3	503.9